Consolidated Statements of Stockholders' Deficit - USD ($)	Total	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Share Capital
Balance, shares at Dec. 31, 2023					1,913,137,429
Balance, amount at Dec. 31, 2023	$ (135,320)	$ 40,280,745	$ (221,860)	$ (103,836,424)	$ 63,642,218
Sale of common shares (and warrants) in private placements, shares					54,985,000
Sale of common shares (and warrants) in private placements, amount	542,850	0	0	0	$ 542,850
Issuance of common shares for services, shares					1,200,000
Issuance of common shares for services, amount	12,000	0	0	0	$ 12,000
Stock based compensation	1,341,898	1,341,898	0	0	0
Net loss	(2,086,303)	0	0	(2,086,303)	$ 0
Net loss	(2,086,303)
Balance, shares at Dec. 31, 2024					1,969,322,429
Balance, amount at Dec. 31, 2024	(324,875)	41,622,643	(221,860)	(105,922,726)	$ 64,197,068
Sale of common shares (and warrants) in private placements, shares					43,375,000
Sale of common shares (and warrants) in private placements, amount	402,500	9,000	0	0	$ 411,500
Issuance of common shares for services, shares					5,650,000
Issuance of common shares for services, amount	54,000	0	0	0	$ 54,000
Stock based compensation	0		0	0	0
Net loss	(640,501)
Net loss	(640,501)	0	0	(640,501)	$ 0
Balance, shares at Dec. 31, 2025					2,018,347,429
Balance, amount at Dec. 31, 2025	$ (508,876)	$ 41,613,643	$ (221,860)	$ (106,563,227)	$ 64,662,568